Inventories, Net - Inventories, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 62	$ 52
Work in process	901	854
Finished goods	273	207
Inventory net	$ 1,236	$ 1,113